Business Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Reporting
Note 16 – Business Segment Reporting
Our business segments reflect the internal reporting that we use to evaluate operating performance of services and to assess the allocation of our resources. A brief description of our current business segments is as follows:
Servicing. This segment is primarily comprised of our core residential servicing business. We provide residential and commercial mortgage loan servicing, special servicing and asset management services. We earn fees for providing these services to owners of the mortgage loans and foreclosed real estate. In most cases, we provide these services either because we purchased the MSRs from the owner of the mortgage, retained the MSRs on the sale of residential mortgage loans or because we entered into a subservicing or special servicing agreement with the entity that owns the MSR. Our residential servicing portfolio includes conventional, government insured and non-Agency loans. Non-Agency loans include subprime loans, which represent residential loans that generally did not qualify under GSE guidelines or have subsequently become delinquent.
Lending. The Lending segment is focused on originating and purchasing conventional and government insured residential forward and reverse mortgage loans mainly through our correspondent lending arrangements, broker relationships and directly with mortgage customers. The loans are typically sold shortly after origination into a liquid market on a servicing retained basis.
Corporate Items and Other. Corporate Items and Other includes revenues and expenses that are not directly related to other reportable segments, business activities that are individually insignificant, interest income on short-term investments of cash, interest expense on corporate debt and certain corporate expenses. Business activities not currently considered to be of continuing significance include residential subprime non-Agency loans held for sale (at lower of cost or fair value), investments in residential mortgage-backed securities and affordable housing investment activities.
We allocate interest income and expense to each business segment for funds raised or for funding of investments made, including interest earned on cash balances and short-term investments and interest incurred on corporate debt. We also allocate expenses generated by corporate support services to each business segment.
Financial information for our segments is as follows:

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Results of Operations
Three months ended September 30, 2015
Revenue (1)	$374,936	$29,662	$348	$—	$404,946

Expenses (1) (2)	318,439	23,126	46,161	—	387,726

Other income (expense):
Interest income	1,175	3,883	635	—	5,693
Interest expense	(109,357)	(2,256)	(6,700)	—	(118,313)
Other (1)	38,943	425	114	—	39,482
Other income (expense), net	(69,239)	2,052	(5,951)	—	(73,138)

Income (loss) before income taxes	$(12,742)	$8,588	$(51,764)	$—	$(55,918)

Three months ended September 30, 2014
Revenue (1)	$485,303	$26,877	$1,557	$(39)	$513,698

Expenses (1) (2)	313,964	22,632	118,482	(39)	455,039

Other income (expense):
Interest income	903	4,825	865	—	6,593
Interest expense	(124,106)	(2,601)	(6,342)	—	(133,049)
Other (1)	(3,618)	139	(990)	—	(4,469)
Other income (expense), net	(126,821)	2,363	(6,467)	—	(130,925)

Income (loss) before income taxes	$44,518	$6,608	$(123,392)	$—	$(72,266)

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Nine months ended September 30, 2015
Revenue (1)	$1,269,269	$106,721	$2,709	$(58)	$1,378,641

Expenses (1) (2)	940,764	73,497	104,133	(58)	1,118,336

Other income (expense):
Interest income	3,232	11,025	2,049	—	16,306
Interest expense	(336,088)	(7,058)	(19,460)	—	(362,606)
Other (1)	82,909	1,826	671	—	85,406
Other income (expense), net	(249,947)	5,793	(16,740)	—	(260,894)

Income (loss) before income taxes	$78,558	$39,017	$(118,164)	$—	$(589)

Nine months ended September 30, 2014
Revenue (1)	$1,526,606	$86,811	$4,734	$(118)	$1,618,033

Expenses (1) (2)	919,998	81,261	148,555	(118)	1,149,696

Other income (expense):
Interest income	1,805	13,117	2,550	—	17,472
Interest expense	(391,122)	(8,271)	(9,736)	—	(409,129)
Other (1)	(4,622)	3,846	710	—	(66)
Other income (expense), net	(393,939)	8,692	(6,476)	—	(391,723)

Income (loss) before income taxes	$212,669	$14,242	$(150,297)	$—	$76,614

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Total Assets
September 30, 2015	$4,681,176	$2,571,893	$757,985	$—	$8,011,054

December 31, 2014	$5,881,862	$1,963,729	$421,687	$—	$8,267,278

September 30, 2014	$6,059,359	$1,706,964	$589,317	$—	$8,355,640

(1)	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.

(2)	Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the three months ended September 30, 2015
Depreciation expense	$694	$96	$4,256	$5,046
Amortization of mortgage servicing rights	18,023	85	—	18,108
Amortization of debt discount	329	—	—	329
Amortization of debt issuance costs	2,981	—	344	3,325

For the three months ended September 30, 2014
Depreciation expense	$2,636	$98	$3,022	$5,756
Amortization of mortgage servicing rights	60,689	94	—	60,783
Amortization of debt discount	331	—	—	331
Amortization of debt issuance costs	1,114	—	344	1,458

For the nine months ended September 30, 2015
Depreciation expense	$1,736	$292	$11,439	$13,467
Amortization of mortgage servicing rights	87,926	262	—	88,188
Amortization of debt discount	1,022	—	—	1,022
Amortization of debt issuance costs	9,336	—	1,049	10,385

For the nine months ended September 30, 2014
Depreciation expense	$8,099	$235	$8,267	$16,601
Amortization of mortgage servicing rights	185,263	613	199	186,075
Amortization of debt discount	991	—	—	991
Amortization of debt issuance costs	3,241	—	513	3,754

Note 24 — Business Segment Reporting
Our business segments reflect the internal reporting that we use to evaluate operating performance of services and to assess the allocation of our resources. A brief description of our current business segments is as follows:
Servicing. This segment is primarily comprised of our core residential servicing business. We provide residential and commercial mortgage loan servicing, special servicing and asset management services. We earn fees for providing these services to owners of the mortgage loans and foreclosed real estate. In most cases, we provide these services either because we purchased the MSRs from the owner of the mortgage, retained the MSRs on the sale of residential mortgage loans or entered into a subservicing or special servicing agreement with the entity that owns the MSR. Our residential servicing portfolio includes conventional, government-insured and non-Agency loans. Non-Agency loans include subprime loans which represent residential loans that generally did not qualify under GSE guidelines or have subsequently become delinquent. Conventional loans include prime loans, which represent residential loans that exceeded the GSE limits at origination.
Lending. The Lending segment is focused on originating and purchasing conventional and government-insured residential forward and reverse mortgage loans mainly through our correspondent lending arrangements, broker relationships and directly with mortgage customers. The loans are typically sold shortly after origination into a liquid market on a servicing retained basis.
Corporate Items and Other. Corporate Items and Other includes revenues and expenses that are not directly related to other reportable segments, business activities that are individually insignificant, interest income on short-term investments of cash, interest expense on corporate debt and certain corporate expenses. Business activities not currently considered to be of continuing significance include subprime non-Agency loans held for sale (at lower of cost or fair value) investments in mortgage-backed securities, affordable housing investment activities and investments in unconsolidated entities. Corporate Items and Other also included the diversified fee-based businesses that we acquired as part of the Homeward and ResCap Acquisitions and subsequently sold to Altisource on March 29, 2013 and April 12, 2013, respectively.
We allocate interest income and expense to each business segment for funds raised or for funding of investments made, including interest earned on cash balances and short-term investments and interest incurred on corporate debt. We also allocate expenses generated by corporate support services to each business segment.
Financial information for our segments is as follows:

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Results of Operations
For the year ended December 31, 2014
Revenue (1)	$1,985,436	$119,220	$6,825	$(156)	$2,111,325
Operating expenses (1) (2)	1,643,323	156,272	235,769	(156)	2,035,208
Income (loss) from operations	342,113	(37,052)	(228,944)	—	76,117
Other income (expense):
Interest income	2,981	16,459	3,551	—	22,991
Interest expense	(515,141)	(10,725)	(15,891)	—	(541,757)
Other (1)	(4,043)	4,476	(943)	—	(510)
Other income (expense), net	(516,203)	10,210	(13,283)	—	(519,276)
Loss before income taxes	$(174,090)	$(26,842)	$(242,227)	$—	$(443,159)

For the year ended December 31, 2013
Revenue (1)	$1,895,921	$120,899	$22,092	$(639)	$2,038,273
Operating expenses (1) (2)	1,096,084	98,194	107,188	(172)	1,301,294
Income (loss) from operations	799,837	22,705	(85,096)	(467)	736,979
Other income (expense):
Interest income	1,599	16,295	4,461	—	22,355
Interest expense	(381,477)	(13,508)	(601)	—	(395,586)
Other (1)	(28,292)	10,132	6,424	467	(11,269)
Other income (expense), net	(408,170)	12,919	10,284	467	(384,500)
Income (loss) before income taxes	$391,667	$35,624	$(74,812)	$—	$352,479

For the year ended December 31, 2012
Revenue (1)	$840,630	$356	$5,122	$(905)	$845,203
Operating expenses (1) (2)	344,315	409	19,667	(484)	363,907
Income (loss) from operations	496,315	(53)	(14,545)	(421)	481,296
Other income (expense):
Interest income	9	309	8,011	—	8,329
Interest expense	(221,948)	(514)	(993)	—	(223,455)
Other (1)	(13)	—	(9,070)	421	(8,662)
Other income (expense), net	(221,952)	(205)	(2,052)	421	(223,788)
Income (loss) before income taxes	$274,363	$(258)	$(16,597)	$—	$257,508

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Total Assets
December 31, 2014	$5,881,862	$1,963,729	$421,687	$—	$8,267,278

December 31, 2013	$6,295,976	$1,195,812	$435,215	$—	$7,927,003

December 31, 2012	$4,575,489	$476,434	$634,039	$—	$5,685,962

(1)	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
(2)Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the year ended December 31, 2014:
Depreciation expense	$9,955	$332	$11,623	$21,910
Amortization of MSRs	249,471	705	199	250,375
Amortization of debt discount	1,318	—	—	1,318
Amortization of debt issuance costs	4,294	—	845	5,139

For the year ended December 31, 2013:
Depreciation expense	$13,525	$320	$10,400	$24,245
Amortization of MSRs	282,526	255	—	282,781
Amortization of debt discount	1,412	—	—	1,412
Amortization of debt issuance costs	4,395	—	—	4,395

For the year ended December 31, 2012:
Depreciation expense	$1,469	$8	$4,243	$5,720
Amortization of MSRs	72,897	—	—	72,897
Amortization of debt discount	3,259	—	—	3,259
Amortization of debt issuance costs	3,718	—	—	3,718